Prepayments and other current assets	12 Months Ended
Dec. 31, 2021
Prepayments and other current assets
Prepayments and other current assets

11.  Prepayments and other current assets

	December 31,
	2020	2021
	US$	US$

Interests receivable	36,004	22,082
Value added taxes to be deducted	19,326	28,090
Receivables from payment platforms	13,633	24,512
Employee advances	3,692	4,073
Prepayments and deposits to vendors and content providers	6,547	6,126
Deposits	5,611	5,831
Loans to third parties	99	7,604
Amount due from a lessee of sale-and-leaseback arrangement - net (Note 10)	—	20,177
Net assets subject to disposal related to YY Live (Note 3(a))	—	38,194
Others	17,960	57,044

Total	102,872	213,733